UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: August 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

MARTIN CURRIE INTERNATIONAL UNCONSTRAINED EQUITY FUND

FORM N-Q

AUGUST 31, 2017

MARTIN CURRIE INTERNATIONAL UNCONSTRAINED EQUITY FUND

Schedule of investments (unaudited)	August 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 100.3%
CONSUMER DISCRETIONARY - 13.3%
Media - 4.8%
ProSiebenSat.1 Media SE	3,564	$119,572	(a)
Sky PLC	8,897	110,055	(a)

Total Media		229,627

Specialty Retail - 3.7%
Industria de Diseno Textil SA	4,673	177,588	(a)

Textiles, Apparel & Luxury Goods - 4.8%
Compagnie Financiere Richemont SA, Registered Shares	1,377	123,217	(a)
Hermes International	207	109,581	(a)

Total Textiles, Apparel & Luxury Goods		232,798

TOTAL CONSUMER DISCRETIONARY		640,013

CONSUMER STAPLES - 18.2%
Food Products - 4.7%
Kerry Group PLC, Class A Shares	2,417	225,028	(a)

Household Products - 4.3%
Reckitt Benckiser Group PLC	2,207	209,362	(a)

Personal Products - 5.8%
L’Oreal SA	574	121,346	(a)
Unilever NV, CVA	2,640	157,274	(a)

Total Personal Products		278,620

Tobacco - 3.4%
British American Tobacco PLC	2,616	163,125	(a)

TOTAL CONSUMER STAPLES		876,135

FINANCIALS - 8.2%
Insurance - 8.2%
AIA Group Ltd.	26,800	205,806	(a)
Prudential PLC	8,107	190,447	(a)

TOTAL FINANCIALS		396,253

HEALTH CARE - 19.7%
Biotechnology - 2.8%
CSL Ltd.	1,316	134,599	(a)

Health Care Equipment & Supplies - 6.7%
Coloplast A/S, Class B Shares	1,806	147,911	(a)
Essilor International SA	1,406	177,735	(a)

Total Health Care Equipment & Supplies		325,646

Life Sciences Tools & Services - 2.5%
Mettler-Toledo International Inc.	200	121,018	*

Pharmaceuticals - 7.7%
Novo Nordisk A/S, Class B Shares	4,412	210,636	(a)
Roche Holding AG	626	159,556	(a)

Total Pharmaceuticals		370,192

TOTAL HEALTH CARE		951,455

INDUSTRIALS - 17.8%
Building Products - 2.4%
Geberit AG, Registered Shares	252	115,178	(a)

Commercial Services & Supplies - 1.8%
Brambles Ltd.	11,817	87,808	(a)

See Notes to Schedule of Investments.

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MARTIN CURRIE INTERNATIONAL UNCONSTRAINED EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	SHARES	VALUE
Machinery - 6.1%
Atlas Copco AB, Class A Shares	4,166	$163,438	(a)
Kone OYJ, Class B Shares	2,395	129,990	(a)

Total Machinery		293,428

Professional Services - 2.6%
SGS SA, Registered Shares	57	127,427	(a)

Road & Rail - 2.5%
Canadian National Railway Co.	1,500	121,586

Trading Companies & Distributors - 2.4%
Bunzl PLC	3,865	115,495	(a)

TOTAL INDUSTRIALS		860,922

INFORMATION TECHNOLOGY - 15.0%
Internet Software & Services - 3.0%
Tencent Holdings Ltd.	3,400	144,471	(a)

IT Services - 4.4%
Cognizant Technology Solutions Corp., Class A Shares	3,000	212,310

Semiconductors & Semiconductor Equipment - 4.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	29,000	208,766	(a)

Software - 3.3%
Check Point Software Technologies Ltd.	1,400	156,618	*

TOTAL INFORMATION TECHNOLOGY		722,165

MATERIALS - 3.6%
Chemicals - 3.6%
Croda International PLC	3,546	176,086	(a)

TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 2.2%
Singapore Telecommunications Ltd.	38,100	104,048	(a)

Wireless Telecommunication Services - 2.3%
China Mobile Ltd.	10,500	111,332	(a)

TOTAL TELECOMMUNICATION SERVICES		215,380

TOTAL INVESTMENTS - 100.3% (Cost - $4,303,794)		4,838,409
Liabilities in Excess of Other Assets - (0.3)%		(16,041)

TOTAL NET ASSETS - 100.0%		$4,822,368

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

Abbreviation used in this schedule:

CVA	— Certificaaten van aandelen (Share Certificates)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Martin Currie International Unconstrained Equity Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

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Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	—	$640,013	—	$640,013
Consumer Staples	—	876,135	—	876,135
Financials	—	396,253	—	396,253
Health Care	$121,018	830,437	—	951,455
Industrials	121,586	739,336	—	860,922
Information Technology	368,928	353,237	—	722,165
Materials	—	176,086	—	176,086
Telecommunication Services	—	215,380	—	215,380

Total Investments	$611,532	$4,226,877	—	$4,838,409

†	See Schedule of Investments for additional detailed categorizations.

For the period ended August 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At August 31, 2017, securities valued at $4,226,877 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 25, 2017